Parent Company Only Condensed Financial Information (Condensed Statements Of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 1,346	$ 1,627
Net cash from operating activities	3,951	1,792
Cash flows from financing activities:
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(49)
Purchase of treasury shares		(30)
Exercise of warrants to common stock	38
Dividends paid on Series B preferred stock	(750)	(750)
Net cash from financing activities	42,984	82,853
Net change in cash and cash equivalents	(12,443)	32,046
Beginning cash and cash equivalents	57,941	25,895
Ending cash and cash equivalents	45,498	57,941
Parent Company [Member]
Cash flows from operating activities
Net income	1,346	1,627
Effect of subsidiaries' operations	(1,991)	(2,089)
Change in other assets and other liabilities	(268)	766
Net cash from operating activities	(913)	304
Cash flows from financing activities:
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(49)
Purchase of treasury shares		(30)
Exercise of warrants to common stock	38
Dividends paid on Series B preferred stock	(750)	(750)
Net cash from financing activities	(761)	(780)
Net change in cash and cash equivalents	(1,674)	(476)
Beginning cash and cash equivalents	2,197	2,673
Ending cash and cash equivalents	$ 523	$ 2,197